Average Annual Total Returns		12 Months Ended	27 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.02%	21.58%
Carbon Collective Climate Solutions U.S. Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.54%	1.37%
Performance Inception Date			Sep. 19, 2022
Carbon Collective Climate Solutions U.S. Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.41%	1.21%
Carbon Collective Climate Solutions U.S. Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	1.04%

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.